Government Subsidies	12 Months Ended
Dec. 31, 2021
Government Subsidies [Abstract]
Government Subsidies
28.	Government subsidies

In March 2020, the federal government launched the Canadian Emergency Wage Subsidy (“CEWS”) to help businesses impacted by the COVID-19 pandemic keep and rehire employees.

The Company became eligible for the CEWS based on decreases in revenue and for the year ended December 31, 2021, the subsidy of $2.1 million (2020 - $4.0 million) was recognized in the consolidated statement of loss and comprehensive loss. There are no unfulfilled conditions or contingencies attached to the CEWS.

In October 2020, the federal government launched the Canadian Emergency Rent Subsidy (“CERS”) to help businesses impacted by the COVID-19 pandemic cover part of their commercial rent or property taxes. The CERS program provides a base rent subsidy that is available to organizations that continue to see decreasing revenues and an additional top up for organizations that must either close or significantly restrict their activities due to a public health order. CERS was available from September 27, 2020, until June 2021.

The Company became eligible for CERS based on decreases in revenue and for the year ended December 31, 2020, the subsidy of $0.1 million was recognized in the consolidated statement of loss and comprehensive loss. There are no unfulfilled conditions or contingencies attached to the CERS.